Assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Operations
The details of these amounts, as well as the profit resulting from this operation are presented in the following tables:

The details of these amounts, as well as the profit resulting from this operation are presented in the following tables:

Statements of Income from discontinued operations	12.31.2021	12.31.2020	12.31.2019

Net operating revenue	228,379	355,843	375,028
Operating costs	(19,266)	(100,684)	(296,028)
Gross profit	209,113	255,159	79,000

Selling expenses	(16,745)	(31,244)	(31,286)
General and administrative expenses	(16,213)	(21,333)	(23,010)
Other operational income (expenses)	(29,581)	(50,518)	(136,310)
	(62,539)	(103,095)	(190,606)

Profit (loss) before financial results and taxes	146,574	152,064	(111,606)
Financial results	(25,748)	(33,378)	(33,122)
Operating profit (loss)	120,826	118,686	(144,728)
Income tax and social contribution	(47,648)	(43,108)	36,335
Net income (loss)	73,178	75,578	(144,728)
Gain on the share sales operation	1,723,913	-	-
Income tax on sales gains	(446,716)	-	-
Deferred income tax on sales gains	(160,818)	-	-
Net income from discontinued operations	1,189,557	75,578	(144,728)

Schedule Of Statements Of Cash Flows From Discontinued Operations

Statements of Cash Flows from discontinued operations	12.31.2021	12.31.2020	12.31.2019

Net income	1,189,557	75,578	(108,393)
Adjustments to reconcile net income	(803,687)	282,914	419,093
Changes in assets and liabilities	(19,255)	(16,958)	(38,821)
Taxes and charges paid	(18,044)	(73,050)	(51,464)
Cash flows from operational activities	348,571	268,484	220,415
Additions to property, plant and equipment and intangible assets	(62,485)	(73,573)	(175,569)
Disposal Copel Telecom receipt	2,506,837	-	-
Cash flows from investment activities	2,444,352	(73,573)	(175,569)
Issue of Debentures	-	-	210,000
Payment of loans and financing and lease	(1,850)	(20,038)	(9,260)
Cash flows from financing activities	(1,850)	(20,038)	200,740
Changes in cash and cash equivalents	2,791,073	174,873	245,586